Submission	Nov. 18, 2024
Submission [Line Items]
Central Index Key	0000040704
Registrant Name	GENERAL MILLS INC
Registration File Number	333-283277
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES